DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 9:- DERIVATIVE INSTRUMENTS

The Company enters into foreign currency forward and option contracts with financial institutions to protect against the exposure to changes in exchange rates of several foreign currencies that are associated with forecasted cash flows and existing assets and liabilities. The Company accounts for its derivative instruments as either assets or liabilities and carries them at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The fair value of derivative contracts in the consolidated balance sheets at December 31, 2021 and December 31, 2022 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2021
Derivatives designated as hedging instruments:
Currency forward contracts	$743	$(12)
Derivatives not designated as hedging instruments:
Currency forward and option contracts	109	(301)

Total derivatives	$852	$(313)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2022
Derivatives designated as hedging instruments:
Currency forward contracts	$-	$(1,271)
Derivatives not designated as hedging instruments:
Currency forward and option contracts	8	(152)

Total derivatives	$8	$(1,423)

The notional amounts for derivatives contracts were as follows:

	December 31,
	2021	2022
Derivatives designated as hedging instruments:
Currency forward contracts	$41,832	$42,848
Derivatives not designated as hedging instruments:
Currency forward and option contracts	$34,304	$16,082

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is up to 12 months.

The effect of derivative contracts on the consolidated statements of operations for the years ended December 31, 2020, 2021 and 2022 was as follows:

	Year ended December 31,
	2020	2021	2022

Operating income (expense)	$225	$1,460	$(2,055)

Financial income (expenses)	$(894)	$304	$(170)